UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2006                                                        (Unaudited)


                                              Value
HGK EQUITY VALUE FUND          Shares         (000)
------------------------------------------------------
COMMON STOCK (97.6%)
AEROSPACE & DEFENSE (2.6%)

  General Dynamics              5,700     $    382
                                          ---------
BANKS (9.2%)
  Bank of America               7,500           386
  JPMorgan Chase                8,400           383
  US Bancorp                    9,300           298
  Washington Mutual             6,100           273
                                          ---------
                                              1,340
                                          ---------
CHEMICALS (1.2%)
  PPG Industries                2,800           172
                                          ---------
COMPUTERS & SERVICES (5.3%)
  Fiserv*                       5,200           227
  International Business
     Machines                   3,200           248
  Oracle*                      20,000           299
                                          ---------
                                                774
                                          ---------
DRUGS (5.8%)
  Abbott Laboratories           4,900           234
  Forest Laboratories*          4,500           208
  Pfizer                       15,500           403
                                          ---------
                                                845
                                          ---------
ELECTRICAL SERVICES (3.8%)
  FirstEnergy                   5,900           330
  PPL                           6,700           228
                                          ---------
                                                558
                                          ---------
ENTERTAINMENT (1.1%)
  Time Warner                  10,000           165
                                          ---------
FINANCIAL SERVICES (6.6%)
  Citigroup                     7,300           353
  Fannie Mae                    5,500           263
  Morgan Stanley                5,200           346
                                          ---------
                                                962
                                          ---------
FOOD, BEVERAGE & TOBACCO (9.0%)
  Campbell Soup                 9,800           360
  Coca-Cola                     7,800           347
  Kellogg                       5,900           284
  Sara Lee                     10,400           176
  Supervalu                     5,500           149
                                          ---------
                                              1,316
                                          ---------
INSURANCE (4.0%)
  Allstate                      5,400           307



                                             Value
                              Shares         (000)
-----------------------------------------------------
INSURANCE (CONTINUED)
  American International
      Group                     4,600     $     279
                                          ---------
                                                586
                                          ---------
MACHINERY (6.6%)

  Deere                         4,500           327
  Eaton                         5,200           333
  Ingersoll-Rand, Cl A          8,600           308
                                          ---------
                                                968
                                          ---------
MEDICAL PRODUCTS & SERVICES (7.4%)
  Cardinal Health               2,200           147
  Fisher Scientific
      International*            3,000           222
  Johnson & Johnson             5,900           369
  Laboratory Corp of
      America Holdings*         5,300           342
                                          ---------
                                              1,080
                                          ---------
METALS (1.5%)
  Phelps Dodge                  2,500           218
                                          ---------
PAPER & PAPER PRODUCTS (2.3%)
  Kimberly-Clark                2,300           140
  MeadWestvaco                  7,300           191
                                          ---------
                                                331
                                          ---------
PETROLEUM & FUEL PRODUCTS (2.0%)
  Apache                        4,200           296
                                          ---------
PETROLEUM REFINING (11.8%)
  Chevron                       5,600           369
  ConocoPhillips                6,400           439
  Hess                          8,700           460
  Marathon Oil                  4,900           444
                                          ---------
                                              1,712
                                          ---------
PHARMACEUTICALS (5.1%)
  Eli Lilly                     6,700           380
  Wyeth                         7,500           364
                                          ---------
                                                744
                                          ---------
PRINTING & PUBLISHING (1.7%)
  Gannett                       4,700           245
                                          ---------
RETAIL (4.8%)
  Fortune Brands                3,100           225
  Home Depot                    6,600           229
  Nike, Cl B                    3,000           237
                                          ---------
                                                691
                                          ---------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2006                                                        (Unaudited)



                           Shares/Face      Value
HGK EQUITY VALUE FUND      Amount (000)     (000)
---------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (2.6%)
  Applied Materials             8,400     $     133
  Texas Instruments             8,200           244
                                          ---------
                                                377
                                          ---------
TELEPHONES & TELECOMMUNICATIONS (3.2%)
  AT&T                         15,700           471
                                          ---------
TOTAL COMMON STOCK
  (Cost $12,487)                             14,233
                                          ---------

REPURCHASE AGREEMENT (2.5%)
Morgan Stanley
  5.000%, dated 07/31/06,
  to be repurchased on
  08/01/06, repurchase
  price $360,159
  (collateralized by a
  U.S. Treasury Bond, par
  value $300,894, 3.500%,
  01/15/11; total market
  value $367,316)
  (Cost $360)                $360               360
                                          ---------

TOTAL INVESTMENTS (100.1%)
  (Cost $12,847)+                         $  14,593
                                          =========


 PERCENTAGES ARE BASED ON NET ASSETS OF $14,577(000).

* NON-INCOME PRODUCING SECURITY.

CL -- CLASS

+AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $12,853(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,315(000) AND $(575)(000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.





HGK-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.